Note 7 - Financial results (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Financial Results [Line Items]
Interest related to instruments carried at FVPL	$ 36,900	$ 40,700	$ 61,200
Interest related to instruments carried at FVOCI	83,700	88,200	30,900
Other finance cost	15,979	100,719	95,044
Argentine sovereign bonds
Disclosure of Financial Results [Line Items]
Loss arising from dividend paid in kind			$ 94,700
Us Dollar Denominated Argentine Bonds [Member]
Disclosure of Financial Results [Line Items]
Other finance cost		84,000
Petróleos Mexicanos [Member]
Disclosure of Financial Results [Line Items]
Other finance cost	$ 16,000	$ 16,000